Interests in Other Entities	12 Months Ended
Dec. 31, 2020
Investments accounted for using equity method [abstract]
Interests in Other Entities
19. INTERESTS IN OTHER ENTITIES

		Group
	2020	2019
	£m	£m
Subsidiaries	—	—
Joint ventures	172	117
0	172	117

The Santander UK group consists of a parent company, Santander UK plc, incorporated and domiciled in the UK and a number of subsidiaries and joint ventures held directly and indirectly by the Company. The Company has no individually significant associates.
a) Interests in subsidiaries
The Company holds directly or indirectly 100% of the issued ordinary share capital of its principal subsidiaries. All companies operate principally in their country of incorporation or registration.
Subsidiaries with significant non-controlling interests
The only subsidiary with significant non-controlling interests is PSA Finance UK Limited, which operates in the UK. In 2020 and 2019, the proportion of ownership interests and voting rights held by non-controlling interests was 50%.

	2020	2019
	£m	£m
Profit attributable to non-controlling interests	19	19
Accumulated non-controlling interests of the subsidiary	162	160
Dividends paid to non-controlling interests	15	12
Summarised financial information:
Total assets	3,451	3,228
Total liabilities	3,127	2,905
Profit for the year	38	40
Total comprehensive income for the year	33	40

Interests in consolidated structured entities
Structured entities are formed by Santander UK to accomplish specific and well-defined objectives. Santander UK consolidates these structured entities when the substance of the relationship indicates control, as described in Note 1. In addition to the structured entities disclosed in Note 14 which are used for securitisation and covered bond programmes, the only other structured entities consolidated by Santander UK are described below. All the external assets and liabilities in these entities are included in the financial statements and in relevant Notes. Other than as set out below, no significant judgements were required with respect to control or significant influence.
i) Guaranteed Investment Products 1 PCC Limited (GIP)
All protected cells in GIP, a Guernsey-incorporated, closed-ended, protected cell company, were redeemed in 2020 with the final redemption taking place on 31 December 2020. Santander Guarantee Company, a Santander UK group company, guaranteed the shareholders of cells a fixed return on their investment and/or the investment amount on redemption. As Santander UK has no remaining exposure to the variable risks and returns through Santander Guarantee Company’s guarantee, it no longer consolidates GIP.
ii) Motor Securities 2018-1 Designated Activity Company (Motor 2018)
Motor 2018 is a credit protection entity, and a Designated Activity Company limited by shares, incorporated in Ireland. It has issued a series of credit linked notes varying in seniority which reference portfolios of Santander UK group loans. Concurrently, these entities sell credit protection to Santander UK in respect of the referenced loans and, in return for a fee, are liable to make protection payments to Santander UK upon the occurrence of a credit event in relation to any of the referenced loans. Motor 2018 is consolidated as Santander UK holds a variable interest by retaining the junior tranche of notes issued by the entity.
b) Interests in joint ventures
Santander UK does not have any individually material interests in joint ventures. As set out in the accounting policies in Note 1, interests in joint ventures are accounted for using the equity method. In 2020, Santander UK’s share in the profit after tax of its joint ventures was £20m (2019: £30m) before elimination of transactions between Santander UK and the joint ventures. At 31 December 2020, the carrying amount of Santander UK’s interest was £172m (2019: £117m). At 31 December 2020 and 2019, the joint ventures had no commitments and contingent liabilities.
c) Interests in unconsolidated structured entities
Structured entities sponsored by the Santander UK group
Santander UK has interests in structured entities which it sponsors but does not control. Santander UK considers itself a sponsor of a structured entity when it facilitates the establishment of the structured entity. Other than as set out below, no significant judgements were required with respect to control or significant influence. The structured entities sponsored but not consolidated by Santander UK are as follows.
i) Santander (UK) Common Investment Fund
The Santander (UK) Common Investment Fund (the Fund) is a common investment fund that was established to hold the assets of the Santander (UK) Group Pension Scheme. The Fund is not consolidated by Santander UK, but its assets of £13,553m (2019: £12,446m) are accounted for as part of the defined benefit assets and obligations recognised on Santander UK’s balance sheet. For more on the Fund, see Note 30. As the Fund holds the assets of the pension scheme, it is outside the scope of IFRS 10. Santander UK’s maximum exposure to loss is the carrying amount of the assets held.
ii) Credit protection entities
Santander UK has established three (2019: four) unconsolidated credit protection entities, which are Designated Activity Companies limited by shares, incorporated in Ireland. Each entity has issued a series of credit linked notes varying in seniority which reference portfolios of Santander UK group loans. Concurrently, these entities sell credit protection to Santander UK in respect of the referenced loans and, in return for a fee, are liable to make protection payments to Santander UK upon the occurrence of a credit event in relation to any of the referenced loans. Senior credit linked notes, which amounted to £2,160m (2019: £3,766m), are issued to, and held by, Santander UK. Junior credit linked notes, which amounted to £678m (2019: £825m), are all held by third party investors and suffer the first losses incurred in the referenced portfolios. Funds raised by the sale of the credit linked notes are deposited with Santander UK as collateral for the credit protection.
The senior credit linked notes, along with the deposits and associated guarantees, are presented on a net basis, to reflect a legal right of set-off between the principal amounts of senior notes and the cash deposits. Deposits and associated guarantees in respect of the junior credit linked notes are included in ‘Deposits by customers’ (see Note 23). The entities are not consolidated by Santander UK because the third party investors have the exposure, or rights, to all of the variability of returns from the performance of the entities. No assets are transferred to, or income received from, these entities. Since the credit linked notes (including those held by Santander UK) are fully cash collateralised, Santander UK’s maximum exposure to loss is equal to any unamortised fees paid to the entities in connection with the credit protection outlined above.
Structured entities not sponsored by the Santander UK group
Santander UK also has interests in structured entities which it does not sponsor or control. These consist of holdings of mortgage and other asset backed securities issued by entities that were established and/or sponsored by other unrelated financial institutions. These securities comprise the asset backed securities included in Note 17. Management has concluded that the Santander UK group has no control or significant influence over these entities and that the carrying value of the interests held in these entities represents the maximum exposure to loss.